Note 5 - Blanket Zimbabwe Indigenization Transaction - Shareholder Percentages and Facilitation Loan Balances (Details) - USD ($) $ in Thousands			12 Months Ended
		Feb. 20, 2012	Dec. 31, 2019		Jun. 30, 2020
Statement Line Items [Line Items]
Shareholding		51.00%	36.00%
NCI Recognized			13.20%
NCI subject to facilitation loans			12.80%
Faciliation loans			$ 30,974	[1]	$ 19,422
NIEEF [member]
Statement Line Items [Line Items]
Shareholding		16.00%	16.00%
NCI Recognized			3.20%
NCI subject to facilitation loans			12.80%
Faciliation loans			$ 11,877	[1]	11,849
Fremiro [member]
Statement Line Items [Line Items]
Shareholding		15.00%		[2]
NCI Recognized	[2]
NCI subject to facilitation loans	[2]
Faciliation loans			$ 11,458	[1]		[2]
Community Trust [member]
Statement Line Items [Line Items]
Shareholding		10.00%	10.00%
NCI Recognized			10.00%
NCI subject to facilitation loans
Faciliation loans				[1]
BETS [member]
Statement Line Items [Line Items]
Shareholding	[3]		10.00%
NCI Recognized	[4]
NCI subject to facilitation loans	[4]
Faciliation loans			$ 7,639	[1]	$ 7,573

[1]	Facilitation loans are accounted for as equity instruments and are accordingly not recognised as loans receivable.
[2]	After Fremiro purchase agreement.
[3]	Accounted for under IAS19 Employee Benefits.
[4]	The shares held by BETS are effectively treated as treasury shares (see above).